Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted	$ 2.94	$ 0.06	$ 0.16	$ 0.24
Unrecognized compensation costs related to non-vested stock-based compensation			$ 427
Costs expected to be recognized over weighted-average period			2 years 3 months 15 days
Shares reserved for exercises			14,242,395
Numbers of options grant	117,500	550,044
Option exercise price	$ 4.25	$ 0.75
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for exercises			9,035,016
Numbers of options grant			882,070
Option exercise price			$ 0.77
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for exercises			5,207,379
The 2014 Stock Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under plan			9,035,016
Shares exercisable period			P10Y